Equity - tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital, Reserves And Other Equity Interest [Abstract]
Gains/(Losses) on re-measurement of defined benefit plans, pre-tax balance	€ (64)	€ 584	€ 679
Gains/(Losses) on re-measurement of defined benefit plans, tax income/(expense)	(21)	(261)	(201)
Gains/(Losses) on re-measurement of defined benefit plans, net balance	(85)	323	478
Gains/(Losses) on cash flow hedging instruments, pre-tax balance	147	(249)	186
Gains/(Losses) on cash flow hedging instruments, tax income/(expense)	(10)	69	(48)
Gains/(Losses) on cash flow hedging instruments, net balance	137	(180)	138
Gains/(Losses) on available- for-sale financial assets, pre-tax balance	14	15	11
Gains/(Losses) on available- for-sale financial assets, tax income/(expense)	0	0	0
Gains/(Losses) on available- for-sale financial assets, net balance	14	15	11
Exchange gains/(losses) on translating foreign operations, pre-tax balance	(1,942)	458	1,002
Exchange gains/(losses) on translating foreign operations, tax income/(expense)	0	0	0
Exchange gains/(losses) on translating foreign operations, net balance	(1,942)	458	1,002
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(119)	(127)	(19)
Share of Other comprehensive income/(loss) for equity method investees, tax income/(expense)	0	0	0
Share of Other comprehensive income/(loss) for equity method investees, net balance	(119)	(127)	(19)
Items relating to discontinued operations, pre-tax balance	0	0	25
Items relating to discontinued operations, tax income/(expense)	0	0	(4)
Items relating to discontinued operations, net balance	0	0	21
Total Other comprehensive income	(1,964)	681	1,884
Total Other comprehensive income, tax income/(expense)	(31)	(192)	(253)
Total Other comprehensive (loss)/income, net of tax (B1)(B2)(B)	€ (1,995)	€ 489	€ 1,631